Income Taxes - Summary of Components of Net Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ (14,294)	$ (32,136)
Foreign	350	241
Loss before income taxes	$ (13,944)	$ (31,895)